FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

10.   FAIR VALUE MEASUREMENTS

The Company follows the guidance relating to fair value measurements and disclosures with respect to financial assets and liabilities that are re-measured and reported at fair value each reporting period, and with respect to non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable pricing inputs (Level III). A financial asset or liability’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are described below:

Level I — Valuations are based on unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities;

Level II — Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active. Financial asset or liabilities which are included in this category are securities where all significant inputs are observable, either directly or indirectly; and

Level III — Prices or valuations that are unobservable and where there is little, if any, market activity for these financial assets or liabilities. The inputs into the determination of fair value inputs for these investments require significant management judgment or estimation. The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors. To the extent that valuation is based on inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The fair values of the Company’s Level 2 derivative instruments were determined using valuation models that use market observable inputs including interest rate curves and both forward and spot prices for commodities. Derivative assets and liabilities included in Level 2 primarily represent commodity and interest rate swap contracts.

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of April 4, 2021:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$4,020	$—	$—	$4,020
Total assets	$4,020	$—	$—	$4,020
Liabilities
Commodity contracts	$—	$220	$—	$220
Interest rate swaps	—	4,351	—	4,351
Private placement warrants	—	104,400	—	104,400
Debt	—	725,943	—	725,943
Total liabilities	$—	$834,914	$—	$834,914

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of January 3, 2021 (as restated):

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$46,831	$—	$—	$46,831
Total assets	$46,831	$—	$—	$46,831
Liabilities
Commodity contracts	$—	$248	$—	$248
Interest rate swaps	—	5,163	—	5,163
Public warrants	52,580	—	—	52,580
Private placement warrants	—	85,032	—	85,032
Debt	—	778,469	—	778,469
Total liabilities	$52,580	$868,912	$—	$921,492

10.    FAIR VALUE MEASUREMENTS

The Company follows the guidance relating to fair value measurements and disclosures with respect to financial assets and liabilities that are re-measured and reported at fair value each reporting period, and with respect to non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable pricing inputs (Level III). A financial asset or liability’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are described below:

Level I — Valuations are based on unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities;

Level II — Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active. Financial asset or liabilities which are included in this category are securities where all significant inputs are observable, either directly or indirectly; and

Level III — Prices or valuations that are unobservable and where there is little, if any, market activity for these financial assets or liabilities. The inputs into the determination of fair value inputs for these investments require significant management judgment or estimation. The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors. To the extent that valuation is based on inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The fair values of the Company’s Level II derivative instruments were determined using valuation models that use market observable inputs including interest rate curves and both forward and spot prices for commodities. Derivative assets and liabilities included in Level II primarily represent commodity and interest rate swap contracts.

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of January 3, 2021 (as restated):

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$46,831	$—	$—	$46,831
Total assets	$46,831	$—	$—	$46,831
Liabilities:
Commodity contracts	$—	$248	$—	$248
Interest rate swaps	—	5,163	—	5,163
Public warrants	52,580	—	—	52,580
Private placement warrants	—	85,032	—	85,032
Debt	—	778,469	—	778,469
Total liabilities	$52,580	$868,912	$—	$921,492

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of December 29, 2019:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$15,053	$—	$—	$15,053
Interest rate swaps	—	1,486	—	1,486
Total assets	$15,053	$1,486	$—	$16,539
Liabilities:
Commodity contracts	$—	$494	$—	$494
Debt	—	640,125	—	640,125
Total liabilities	$—	$640,619	$—	$640,619